Capital Structure - Schedule of Conversions of Stock (Details)			3 Months Ended
	Mar. 12, 2021 shares	Mar. 12, 2021	Mar. 31, 2021
Conversion of Stock [Line Items]
Preferred Stock Shares	8,606,780
Conversion Ratio			0.0907659
Common Stock Shares	78,120,214
Series Seed Preferred Stock [Member]
Conversion of Stock [Line Items]
Preferred Stock Shares	3,198,556
Conversion Ratio		9.07659
Common Stock Shares	29,031,982
Series A Convertible Preferred Stock (pre-combination) [Member]
Conversion of Stock [Line Items]
Preferred Stock Shares	2,851,057
Conversion Ratio		9.07659
Common Stock Shares	25,877,876
Series B Convertible Preferred Stock (pre-combination) [Member]
Conversion of Stock [Line Items]
Preferred Stock Shares	1,032,888
Conversion Ratio		9.07659
Common Stock Shares	9,375,100
Series B-1 Convertible Preferred Stock (pre-combination) [Member]
Conversion of Stock [Line Items]
Preferred Stock Shares	1,524,279
Conversion Ratio		9.07659
Common Stock Shares	13,835,256